Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Goodwill [Line Items]
Goodwill gross		51,819	51,819
Accumulated impairment losses
Goodwill net	$ 8,560	51,819	51,819